STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Statements Of Operations
Revenue	$ 10,395		$ 39,761
Cost of goods sold	6,058		25,439
Gross Profit	4,337		14,322
Operating expenses:
Research and development			184,315	113,862
General and administrative	34,492	33,059	196,670	191,379
Professional fees	39,616	41,147	923,175	332,650
Total operating expenses	74,108	74,206	1,304,160	637,891
Net operating loss	(69,771)	(74,206)	(1,289,838)	(637,891)
Other income (expense):
Interest expense	(64,145)	(152,747)	(351,502)	(817,423)
Other expense				(340,647)
Gain on settlement				53,788
Change in derivative liabilities	700,240	(5,100,091)	(2,115,986)	(26,048)
Equity in losses of investment in joint venture		(2,058)	(6,232)
Total other income (expense)	636,095	(5,254,896)	(2,473,720)	(1,130,330)
Net income (loss)	$ 566,324	$ (5,329,102)	$ (3,763,558)	$ (1,768,221)
Weighted average number of common shares outstanding - basic and fully diluted			489,686,283	151,651,420
Net loss per share - basic and fully diluted			$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - basic	718,803,900	401,283,532
Weighted average number of common shares outstanding - fully diluted	721,796,400	402,283,532
Net loss per share - basic	$ 0.00	$ (0.01)
Net loss per share - fully diluted	$ 0.00	$ (0.01)